Leases - Residual value exposures - income and expense in continuing operations (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognised as income and expense in continuing operations
Operating leases - minimum rentals payable	£ 2,279	£ 2,807
Finance lease contracts and hire purchase agreements
Accumulated allowance for uncollectable minimum receivables	63	54	£ 65
Continuing operations
Amounts recognised as income and expense in continuing operations
Finance leases - contingent rental rebate	(34)	(76)	(81)
Operating leases - minimum rentals payable	221	239	239
Discontinued operations
Amounts recognised as income and expense in continuing operations
Operating leases - minimum rentals payable	£ 0	£ 0	£ 75